Concessions Payable - Additional Information (Detail) R$ in Billions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of Concessions Payable And Judicial Deposits [line items]
Description of lease agreement	In April 2005, the injunction was granted, suspending the enforceability of installments for 90 days by determining the completion of expertise. In July 2005, the suspension was extended for another 90 days. In September 2005, the injunction was overturned by the Federal Court of Rio de Janeiro. In January 2006, the suspension of payment of installments was granted, by means of judicial deposit. The amount related to the lease payment was deposited in court until October 2007, when the Company obtained a court order to replace the judicial deposits with a bank guarantee. In October 2015, a decision was handed down that partially upheld the action recognizing the occurrence of economic and financial balance of the agreements, allowing the Company to perform the part of compensation of the amounts claimed in the match against presented debt. Nevertheless, the Company believes that all amounts discussed shall be offset against payables based on clauses 7 and 10 of the bidding documents.
Comgas [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Financial commitment estimated present value	R$ 13,525,873